Worth Charting Options Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)
PURCHASED OPTIONS - 0.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.2%
Acuity, Inc., Expiration: 7/17/2026; Exercise Price: $430.00	$1,506,640	40	$9,600
AeroVironment, Inc., Expiration: 7/17/2026; Exercise Price: $320.00	1,568,165	95	475
Air Products and Chemicals, Inc., Expiration: 7/17/2026; Exercise Price: $400.00	1,759,080	60	7,350
Alphabet, Inc., Expiration: 7/2/2026; Exercise Price: $550.00	2,144,220	60	30
Dell Technologies, Inc., Expiration: 7/17/2026; Exercise Price: $700.00	1,725,840	40	260
Fox Corp., Expiration: 7/17/2026; Exercise Price: $100.00	1,199,680	230	24,725
iShares U.S. Home Construction ETF, Expiration: 7/17/2026; Exercise Price: $155.00	1,567,200	150	10,125
Jefferies Financial Group, Inc., Expiration: 7/17/2026; Exercise Price: $72.50	1,499,400	300	11,250
Meta Platforms, Inc., Expiration: 7/2/2026; Exercise Price: $700.00	1,971,515	35	18
Mettler-Toledo International, Inc., Expiration: 7/17/2026; Exercise Price: $2,100.00	2,171,767	17	4,080
Microsoft Corp., Expiration: 7/2/2026; Exercise Price: $450.00	2,051,610	55	110
Roundhill Memory ETF, Expiration: 7/10/2026; Exercise Price: $122.00	1,477,000	200	200
Space Exploration Technologies Corp., Expiration: 7/2/2026; Exercise Price: $300.00	2,648,330	155	387
Space Exploration Technologies Corp., Expiration: 7/2/2026; Exercise Price: $260.00	1,708,600	100	750
SPDR Gold Shares, Expiration: 7/17/2026; Exercise Price: $500.00	1,473,520	40	300
Texas Instruments, Inc., Expiration: 7/2/2026; Exercise Price: $400.00	2,086,490	70	7,455
VanEck Semiconductor ETF, Expiration: 7/2/2026; Exercise Price: $850.00	1,967,670	30	870
Western Digital Corp., Expiration: 7/2/2026; Exercise Price: $900.00	2,235,520	35	332
Total Call Options			78,317

TOTAL PURCHASED OPTIONS (Cost $27,441)			78,317

SHORT-TERM INVESTMENTS - 85.6%
Money Market Funds - 9.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.57%(e)		4,248,204	4,248,204

U.S. Treasury Bills - 76.3%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 3.57%(f)		$9,155,000	9,121,950
U.S. Treasury Bill, 9/3/2026, 3.66%(f)(g)(h)		16,024,000	15,920,165
U.S. Treasury Bill, 10/15/2026, 3.74%(f)		9,915,000	$9,807,335
			34,849,450

TOTAL SHORT-TERM INVESTMENTS (Cost $39,102,169)			39,097,654

TOTAL INVESTMENTS - 85.8% (Cost $39,129,610)			$39,175,971
Other Assets in Excess of Liabilities - 14.2%			6,478,742
TOTAL NET ASSETS - 100.0%			$45,654,713

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(f)	The rate shown is the annualized effective yield as of June 30, 2026.
(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(h)	All or a portion of this security has been pledged as collateral for written options. As of June 30, 2026, the total value of securities pledged as collateral is $8,444,750.

Worth Charting Options Income ETF
Schedule of Written Options Contracts
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
Acuity, Inc., Expiration: 7/17/2026; Exercise Price: $390.00	$(1,506,640)	(40)	$(21,600)
AeroVironment, Inc., Expiration: 7/17/2026; Exercise Price: $215.00	(1,568,165)	(95)	(9,025)
Air Products and Chemicals, Inc., Expiration: 7/17/2026; Exercise Price: $310.00	(1,759,080)	(60)	(7,200)
Alphabet, Inc., Expiration: 7/2/2026; Exercise Price: $370.00	(2,144,220)	(60)	(2,790)
Dell Technologies, Inc., Expiration: 7/17/2026; Exercise Price: $475.00	(1,725,840)	(40)	(52,400)
Fox Corp., Expiration: 7/17/2026; Exercise Price: $65.00	(1,199,680)	(230)	(6,325)
iShares U.S. Home Construction ETF, Expiration: 7/17/2026; Exercise Price: $110.00	(1,567,200)	(150)	(7,875)
Jefferies Financial Group, Inc., Expiration: 7/17/2026; Exercise Price: $60.00	(1,499,400)	(300)	(4,500)
Meta Platforms, Inc., Expiration: 7/2/2026; Exercise Price: $585.00	(1,971,515)	(35)	(3,185)
Mettler-Toledo International, Inc., Expiration: 7/17/2026; Exercise Price: $1,340.00	(2,171,767)	(17)	(13,600)
Microsoft Corp., Expiration: 7/2/2026; Exercise Price: $400.00	(2,051,610)	(55)	(1,045)
Roundhill Memory ETF, Expiration: 7/10/2026; Exercise Price: $92.00	(1,477,000)	(200)	(5,200)
Space Exploration Technologies Corp., Expiration: 7/2/2026; Exercise Price: $185.00	(4,356,930)	(255)	(21,038)
SPDR Gold Shares, Expiration: 7/17/2026; Exercise Price: $390.00	(1,473,520)	(40)	(6,340)
Texas Instruments, Inc., Expiration: 7/2/2026; Exercise Price: $322.50	(2,086,490)	(70)	(1,645)
VanEck Semiconductor ETF, Expiration: 7/2/2026; Exercise Price: $690.00	(1,967,670)	(30)	(2,265)
Western Digital Corp., Expiration: 7/2/2026; Exercise Price: $725.00	(2,235,520)	(35)	(5,110)
Total Call Options			(171,143)

Put Options - (0.3)%
Acuity, Inc., Expiration: 7/17/2026; Exercise Price: $320.00	(1,506,640)	(40)	(9,600)
AeroVironment, Inc., Expiration: 7/17/2026; Exercise Price: $150.00	(1,568,165)	(95)	(47,025)
Air Products and Chemicals, Inc., Expiration: 7/17/2026; Exercise Price: $280.00	(1,759,080)	(60)	(13,650)
Alphabet, Inc., Expiration: 7/2/2026; Exercise Price: $317.50	(2,144,220)	(60)	(360)
Dell Technologies, Inc., Expiration: 7/17/2026; Exercise Price: $330.00	(1,725,840)	(40)	(9,800)
Fox Corp., Expiration: 7/17/2026; Exercise Price: $50.00	(1,199,680)	(230)	(19,550)
iShares U.S. Home Construction ETF, Expiration: 7/17/2026; Exercise Price: $95.00	(1,567,200)	(150)	(4,500)
Jefferies Financial Group, Inc., Expiration: 7/17/2026; Exercise Price: $47.50	(1,499,400)	(300)	(21,750)
Meta Platforms, Inc., Expiration: 7/2/2026; Exercise Price: $512.50	(1,971,515)	(35)	(298)
Mettler-Toledo International, Inc., Expiration: 7/17/2026; Exercise Price: $1,200.00	(2,171,767)	(17)	(11,050)
Microsoft Corp., Expiration: 7/2/2026; Exercise Price: $340.00	(2,051,610)	(55)	(412)
Roundhill Memory ETF, Expiration: 7/10/2026; Exercise Price: $53.00	(1,477,000)	(200)	(6,200)
Space Exploration Technologies Corp., Expiration: 7/2/2026; Exercise Price: $135.00	(2,648,330)	(155)	(387)
Space Exploration Technologies Corp., Expiration: 7/2/2026; Exercise Price: $123.00	(1,708,600)	(100)	(500)
SPDR Gold Shares, Expiration: 7/17/2026; Exercise Price: $335.00	(1,473,520)	(40)	(3,220)
Texas Instruments, Inc., Expiration: 7/2/2026; Exercise Price: $250.00	(2,086,490)	(70)	(1,400)
VanEck Semiconductor ETF, Expiration: 7/2/2026; Exercise Price: $550.00	(1,967,670)	(30)	(1,005)
Western Digital Corp., Expiration: 7/2/2026; Exercise Price: $460.00	(2,235,520)	(35)	(3,255)
Total Put Options			(153,962)

TOTAL WRITTEN OPTIONS (Premiums received $371,470)			$(325,105)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.